Lease - Maturity analysis of the annual undiscounted cash flows (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Years ending December 31:
2023	$ 6,065,338
2024	4,167,060
2025	1,863,865
2026	1,679,476
2027	1,080,461
2028 and after	328,965
Total undiscounted operating lease payments	15,185,165
Less: imputed interest	(1,305,009)
Present value of operating lease liabilities	$ 13,880,156	$ 5,702,954